PLANT AND EQUIPMENT, NET - Plant and equipment, net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
PLANT AND EQUIPMENT, NET
Plant and building	¥ 100,364		¥ 100,478
Machinery, equipment and others	77,377		70,398
Furniture and office equipment	10,737		12,035
Motor vehicles	3,735		3,735
Accumulated depreciation	(64,575)		(57,257)
Accumulated impairment	(110,537)		(110,537)
Construction in progress	11,200		2,250
Plant and equipment, net	¥ 28,301	$ 4,039	¥ 21,102